Deferred Tax Asset and Income Tax (Expense)/Benefit	12 Months Ended
Dec. 31, 2025
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT
8	DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Income tax (expense)/benefit
Tax (expense)/benefit recognized in profit or loss
Current income tax
Current financial year	(2,795,394)	500,444	(1,744,214)	(429,505)
Prior financial year	—	—	26,695	6,574

Deferred taxation
Current financial year	—	—	180,567	44,464
Prior financial year	149,315	—	(570,466)	(140,474)
Total income tax (expense)/benefit recognized in profit or loss	(2,646,079)	500,444	(2,107,418)	(518,941)

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law.

Malaysia

Founder Energy Sdn. Bhd., Founder Assets Sdn. Bhd. and Founder Solar Solution Sdn. Bhd. are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is calculated at 24% of the estimated assessable profits for the financial year.

The unutilized tax losses can be carried forward for a maximum period of ten consecutive years to offset future taxable income.

Singapore

Founder Energy (Singapore) Pte Ltd is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

Thailand

Founder Assets (Thailand) Company Limited is subject to Thailand Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Thailand tax laws. The standard corporate income tax rate in Thailand is 20%.

Utah

Founder Capital, LLC has not elected to be treated as a corporation for U.S. tax purposes and is therefore classified as a disregarded entity. As such, it is not a separate taxable entity, and its income is treated as that of its foreign parent, Founder Group Limited. Accordingly, no Utah corporate income tax should apply, assuming no U.S. trade or business is conducted.

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	9,793,147	(5,650,449)	(5,655,686)	(1,392,682)

Tax at the Malaysian statutory income tax rate of 24%	2,350,355	(1,356,108)	(1,357,364)	(334,244)

Tax effects in respect of:
Different tax rates in other countries	9,214	410,650	2,850,341	701,882
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	—	428,883	—	—
Adjustment in respect of current income tax of prior years	—	250,233	(26,695)	(6,574)
Adjustment in respect of deferred tax of prior years	—	—	570,466	140,474
Non-deductible expenses	299,729	86,008	411,814	101,408
Non-taxable income	(13,219)	(69,877)	(341,144)	(84,005)
Tax expense/(benefit)	2,646,079	(500,444)	2,107,418	518,941

The deferred tax assets are made up of the following:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
At beginning of year	74,000	74,000	18,222
Recognised in profit or loss	—	101,810	25,070
At end of year	74,000	175,810	43,292

Presented after appropriate offsetting as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD

Deferred tax asset	74,000	175,810	43,292
Deferred tax liability	—	—	—
	74,000	175,810	43,292

The deferred tax asset as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Deferred tax asset
Plant and equipment	—	—	—
Provisions and others	707,852	—	—
Unabsorbed capital allowances	—	5,112,349	1,258,889

Deferred tax liability
Plant and equipment	(295,010)	(4,379,810)	(1,078,505)
Other temporary differences	(104,509)	—	—
Presented after appropriate offsetting	308,333	732,539	180,384

At 24%	74,000	175,810	43,292